SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of Options, Outstanding, Beginning balance	26,520,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	16 years 1 month 6 days	17 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of Options, Outstanding, Granted	461,000
Weighted Average Exercise Price, Outstanding, Granted	$ 0.08685
Weighted Average Remaining Contractual Life (In Years)	$ 6.75
Number of Options, Outstanding, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Number of Options, Outstanding, Cancelled/Forfeited
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited
Number of Options, Outstanding, Ending balance	26,981,000	26,520,000
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.114	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance
Number of Options, Exercisable	26,981,000
Weighted Average Exercise Price, Exercisable	$ 0.114
Weighted Average Remaining Contractual Life (In Years), Exercisable	16 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable